Segment Reporting - Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	$ 42,558	$ 11,600	$ 20,598	$ 27,400
Product Sales and Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	38,954	11,078	20,076	17,400
Technology Licensing [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	2,541			10,000
Technology Development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	$ 1,063	$ 522	$ 522